Significant accounting policies - Revenue recognition (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Significant accounting policies
Expiration period of tickets	1 year
TudoAzul points expiration period	2 years
Revenues related to the Co-branded credit card	R$ 2.2	R$ 1.5